Note 9 - Commitments and Contingencies (Details Textual) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 393.2
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	208.5
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	114.4
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	67.9
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	$ 2.4
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 120.5
Payments Related to Shipyard Installments for Construction of Vessels	18.1
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months		$ 102.4
Construction of Vessel, Future Minimum Payments Due in Two Years	30.1
Construction of Vessel, Future Minimum Payments Due in Three Years	$ 72.3